Related Party Balances and Transactions	6 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 12 – RELATED PARTY BALANCES AND TRANSACTIONS

As of September 30, 2025 and March 31, 2025, amount due to related party represent a loan of US$2 million from related party, which is to be due within one year with no interest.